Other Non-Current Assets	12 Months Ended
Dec. 31, 2022
Other Assets, Noncurrent Disclosure [Abstract]
Other Non-Current Assets

1 2 .	OTHER NON-CURRENT ASSETS
Other
non-current
assets consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Deposits	—	2,000
Prepayment for furniture, fixtures and equipment	3,847	6,427

Total	3,847	8,427